Discontinued operations (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows generated from/(used in) discontinued operations
Net cash generated from/(used in) operating activities	¥ (2,817)	¥ (27,875)	¥ 13,702
Net cash used in investing activities	0	(10)	0
Net cash generated from/(used in) financing activities	(2,513)	17,904	0
Net increase/(decrease) in cash and cash equivalents	¥ (5,330)	¥ (9,981)	¥ 13,702